FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investments Measured at Fair Value on a Recurring Basis by Fair Value Hierarchy
The following tables set forth, by level within the fair value hierarchy, the Plan’s investments measured at fair value on a recurring basis as of December 31, 2025 and 2024:

2025
	Level 1	Level 2	Level 3	Total
Common stocks	$68,851	$—	$—	$68,851
Mutual funds	22,414,145	—	—	22,414,145
Short-term investments	238,767	—	—	238,767
Total investments, at fair value	$22,721,763	$—	$—	$22,721,763

2024
	Level 1	Level 2	Level 3	Total
Common stocks	$30,920	$—	$—	$30,920
Mutual funds	19,605,286	—	—	19,605,286
Short-term investments	170,046	—	—	170,046
Total investments, at fair value	$19,806,252	$—	$—	$19,806,252